Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments

Fair value of derivative financial instruments at 31 December 2018 and 2017 are attributable to the following:

	31 December 2018		31 December 2017
	Assets	Liabilities	Assets	Liabilities
Held for trading	709,617	131,097	961,665	17,724
Derivatives used for hedging	730,924	—	—	—

Total	1,440,541	131,097	961,665	17,724

Details of Participating Cross Currency Swap and FX Swap Contracts

Participating cross currency swap and FX swap contracts

The notional amount and the fair value of participating cross currency swap and FX swap contracts for hedging purposes at 31 December 2018 are as follows:

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts
TL	1,650,000	EUR	500,000	208,462	23 October 2025
TL	275,850	EUR	60,000	64,670	22 April 2026
TL	435,000	USD	150,000	167,116	16 September 2020
TL	293,500	USD	100,000	108,777	16 September 2020
TL	194,000	USD	50,000	39,394	16 September 2020
TL	386,500	USD	100,000	79,688	16 September 2020
TL	113,400	USD	20,000	9,234	22 April 2026
Cross currency swap contracts
TL	123,878	RMB	202,600	53,583	22 April 2026

Derivatives used for hedge accounting financial assets				730,924

EUR 500,000 participating cross currency swap contracts includes TL 690,146 guarantees after CSA agreement.

Held for trading

Currency swap, cross currency swap and participating cross currency swap contracts

The notional amount and the fair value of currency swap, participating cross currency swap and FX swap contracts for hedging purposes at 31 December 2018 are as follows:

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Currency Swap
TL	266,760	USD	50,000	(3,715)	2 January 2019
TL	266,510	USD	50,000	(3,465)	2 January 2019
TL	719,996	USD	135,000	(9,774)	2 January 2019
TL	212,736	USD	40,000	(2,300)	2 January 2019
TL	265,925	USD	50,000	(2,880)	2 January 2019
TL	1,366	USD	253	(48)	19 March 2019
TL	4,199	USD	680	(939)	16 January 2019
TL	5,681	USD	920	(1,277)	22 January 2019
TL	6,040	EUR	1,000	(41)	2 January 2019
USD	68,654	EUR	60,000	(861)	15 January 2019
USD	11,462	EUR	10,000	(4)	8 January 2019
Cross currency swap contracts
TL	6,159	USD	1,000	(912)	28 January 2019
TL	6,159	USD	1,000	(910)	24 January 2019
TL	130,488	USD	24,000	(9,365)	20 March 2023
TL	268,200	USD	50,000	(5,791)	14 June 2019
TL	128,436	USD	24,000	(2,652)	19 June 2019
TL	169,368	EUR	24,000	(24,895)	8 January 2019
TL	118,800	EUR	18,000	(22,051)	23 September 2021
TL	111,732	EUR	18,867	1,920	14 February 2019
TL	185,100	EUR	30,000	(8,296)	22 April 2026
TL	183,300	EUR	30,000	(8,642)	22 April 2026
Participating cross currency swap contracts
TL	193,800	EUR	30,000	(7,148)	16 September 2020
TL	91,700	USD	20,000	(17,051)	22 April 2026

Total Held for trading derivative financial liabilities				(131,097)

Held for trading

Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	67,410	USD	18,000	27,928	28 January 2019
TL	95,550	USD	25,000	36,751	24 January 2019
TL	52,164	USD	14,620	27,870	16 July 2019
TL	69,744	USD	19,780	38,636	22 July 2019
TL	242,873	USD	70,500	160,594	16 September 2020
TL	269,451	USD	70,500	131,437	22 December 2020
TL	191,300	USD	50,000	74,095	13 February 2019
TL	98,625	EUR	25,000	57,161	13 June 2019
TL	203,600	EUR	50,000	109,610	23 July 2019
TL	97,997	EUR	21,500	37,825	19 December 2019
TL	105,280	EUR	18,800	7,710	23 September 2021

Total held for trading derivative financial assets				709,617

Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value	Maturity
USD	47,304	EUR	39,835	1,005	02 January 2018
TL	69,680	USD	20,000	6,554	27 August 2018
TL	81,480	EUR	20,000	9,965	14 December 2018
TL	95,550	USD	25,000	72	24 January 2019
TL	67,410	USD	18,000	1,498	28 January 2019
TL	98,625	EUR	25,000	17,354	13 June 2019
TL	52,164	USD	14,620	4,465	16 July 2019
TL	69,744	USD	19,780	6,996	22 July 2019
TL	203,600	EUR	50,000	27,198	23 July 2019
TL	435,000	USD	150,000	142,085	16 September 2020
TL	386,500	USD	100,000	(4,645)	16 September 2020
TL	293,500	USD	100,000	90,071	16 September 2020
TL	242,873	USD	70,500	33,535	16 September 2020
TL	194,000	USD	50,000	(2,951)	16 September 2020
TL	1,650,000	EUR	500,000	627,385	25 October 2025
TL	275,850	EUR	60,000	1,078	22 April 2026

Total derivative financial assets				961,665

Held for trading

At 31 December 2017, total derivative financial assets of TL 981,396 also include net accrued interest income of TL 19,731.

Participating cross currency swap and FX swap contracts at 31 December 2017
Buy		Sell
Currency	Notional amount	Currency	Notional amount	Fair value	Maturity
TL	470,232	USD	122,680	(2,465)	2 January 2018
TL	180,023	USD	47,250	(545)	2 January 2018
TL	141,001	USD	36,786	(726)	3 January 2018
TL	219,162	USD	57,245	(1,043)	4 January 2018
TL	115,022	USD	30,150	(435)	5 January 2018
TL	17,204	USD	4,500	(284)	10 January 2018
TL	15,916	EUR	3,500	(157)	10 January 2018
TL	91,556	EUR	20,140	(620)	22 January 2018
TL	137,834	EUR	30,400	(601)	05 February 2018
TL	82,013	EUR	17,860	(1,413)	19 February 2018
TL	1,143	EUR	250	(25)	5 Mart 2018
TL	97,997	EUR	21,500	(2,154)	19 December 2019
TL	269,451	USD	70,500	(5,010)	22 December 2020

Total derivative financial liabilities				(15,478)

Details of Currency Forward Contracts

Currency forward contracts at 31 December 2017
Buy
Currency	Notional amount	Fair value	Maturity
USD	50,000	(2,246)	30 January 2018

Total derivative financial liabilities		(2,246)

Summary of Fair Value of Financial Assets and Financial Liabilities

This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. An explanation of each level is as follows:

	Fair values
	31 December 2018	31 December 2017	Fair Value hierarchy	Valuation Techniques
a)Participating cross currency swap contracts (*)	653,142	950,862	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
-Held for trading	(24,199)	950,862
-Derivatives used for hedging	677,341	—
b)FX swap contracts	656,302	(4,675)	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
-Held for trading	602,719	(4,675)
-Derivatives used for hedging	53,583	—
c)Currency forward contracts	—	(2,246)	Level 2	Forward exchange rates at the balance sheet date
-Held for trading	—	(2,246)

(*)

TL 118,647 accrual of net interest expense has been reflected to consolidated financial statements as at 31 December 2018 (31 December 2017: TL 72,653). Since bid-ask spread is unobservable input; in valuation of participating cross currency swap contracts, prices in bid- ask price range which were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 123,995 lower as at 31 December 2018 (31 December 2017: TL 129,870).

Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value

The following table presents the Group’s financial assets and financial liabilities measured and recognised at fair value at 31 December 2018 and 2017 on a hedge accounting basis:

Fair values
Participating cross currency swap contracts	Nominal Value	Maturity Date	31 December 2018	31 December 2017	Fair Value hierarchy	Hedge Ratio	Change in intrinsic value of outstanding hedging instruments since 1 July	Change in value of hedging item used to determine hedge effectiveness
EUR Contracts	500,000	23 October 2025	208,462	627,385	Level 3	1:1	359,400	(359,400)
EUR Contracts	60,000	22 April 2026	64,670	1,078	Level 3	1:1	43,128	(43,128)
								—
USD Contracts	400,000	16 September 2020	394,975	224,560	Level 3	1:1	179,388	(179,388)
USD Contracts	20,000	10 April 2026	9,234	—	Level 3	1:1	13,519	(13,519)
CNY Contracts	202,600	22 April 2026	53,583	—	Level 2	1:1	15,600	(15,600)

Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2018 and 2017:

	Profit or loss		Equity
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
31 December 2018
Variable rate instruments (financial liability)	(234,196)	234,196	—	—

Cash flow sensitivity (net)	(234,196)	234,196	—	—

31 December 2017
Variable rate instruments (financial liability)	(83,922)	83,922	—	—

Cash flow sensitivity (net)	(83,922)	83,922	—	—

Summary of Reconciliation by Risk Category of Components of Equity and Analysis of OCI Items, Net of Tax

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting.

	2018
	Hedging Reserve	Cost of Hedging Reserve
Balance at 1 January 2018	—	—
Cash Flow Hedges
Changes in fair value:	683,706	(448,833)
Foreign currency risk	612,733	(448,833)
Interest rate risk	70,973	—
Amount reclassified into profit or loss:	(664,550)	101,231
Foreign currency risk	(611,035)	101,231
Interest rate risk	(53,515)	—
Tax on movements during the year:	(4,214)	76,472

Balance at 31 December 2018	14,942	(271,130)

Interest rate risk and currency risk [member]
Statement [LineItems]
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
31 December 2018
Participating cross currency swap contracts	937,845	9,455	(360,596)	(259,066)
Cross currency swap contracts	31,584	320	1,452	4,765

Cash Flow sensitivity (net)	969,429	9,775	(359,144)	(254,301)

Participating cross currency swap contracts [member]
Statement [LineItems]
Summary of Fair Value of Financial Assets and Financial Liabilities

Movements in the participating cross currency swap contracts for the years ended 31 December 2018 and 31 December 2017 are stated below:

	31 December 2018	31 December 2017
Opening balance	950,862	382,054
Cash flow effect	(612,466)	—
Total gain/loss:
Gains recognized in profit or loss	314,746	568,808

Closing balance	653,142	950,862

Consideration payable in relation to acquisition of Belarusian telecom [member]
Statement [LineItems]
Summary of Fair Value of Financial Assets and Financial Liabilities

Changes in the consideration payable in relation to acquisition of Belarusian Telecom for the years ended 31 December 2018 and 31 December 2017 are stated below:

	2018	2017
Opening balance	323,691	295,062
Gains recognized in profit or loss	34,613	28,629

Closing balance	358,304	323,691